In-process Revenue Contracts - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015 Vessel Contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
In Process Revenue Contracts [Line Items]
Amortization of in-process revenue contracts		$ 4.8	$ 0.0	$ 0.0
Principal Maritime Tankers [Member]
In Process Revenue Contracts [Line Items]
Amortization of in-process revenue contracts		$ 4.8
Suezmax tankers [Member] | Principal Maritime Tankers [Member]
In Process Revenue Contracts [Line Items]
Number of vessels | Vessel	12
Number of time-charter contracts | Contract	3